Goodwill - Summary of Changes in the Carrying Amount of Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Balance at beginning of the year		¥ 36,967
Goodwill acquired during the year (Note 3)		5,340
Impairment losses	¥ 0	¥ (42,307)	¥ 0
Goodwill, Balance at ending of the year			¥ 36,967